TRADING ASSETS	12 Months Ended
Dec. 31, 2017
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2016	2017
	(EUR in millions)
Debt securities issued by other governments and public sector entities	262	289
Greek treasury bills	1.492	1.379
Foreign treasury bills	65	56
Debt securities issued by foreign financial institutions	8	-
Corporate debt securities issued by Greek companies	23	1
Equity securities issued by Greek companies	14	63
Mutual fund units	5	4
Total	1.869	1.792

Net unrealized losses on trading assets (debt and equity) of EUR 19 million, EUR 5 million and EUR 1 million were included in net trading loss 2015, 2016 and 2017, respectively.

Trading assets include securities that are pledged as collateral of EUR 1,249 million and EUR 1,512 million as at December 31, 2016 and 2017, respectively.